Stockholders’ Equity - Schedule of Assumptions Used for Options Granted (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assumptions Used for Options Granted [Line Items]
Expected dividends	0.00%	0.00%	0.00%
Expected volatility			180.97%
Risk free interest rate			4.40%
Expected life of option	10 years	10 years	5 years
Minimum [Member]
Schedule of Assumptions Used for Options Granted [Line Items]
Exercise Price (in Dollars per share)	$ 0.3
Expected volatility	371.70%	215.44%
Risk free interest rate	4.40%	4.17%
Maximum [Member]
Schedule of Assumptions Used for Options Granted [Line Items]
Exercise Price (in Dollars per share)	$ 0.33
Expected volatility	372.53%	218.11%
Risk free interest rate	4.57%	4.69%